Business and Geographic Segment Information - Schedule of Geographic Distribution of Revenue (Detail) - Revenues [Member] - Geographic Concentration Risk [Member]	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
North America [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	50.00%	49.00%	47.00%
Europe [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	13.00%	14.00%	15.00%
Latin America and Caribbean [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	14.00%	15.00%	15.00%
Africa and Middle East [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	14.00%	13.00%	14.00%
Asia Pacific [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	9.00%	9.00%	9.00%